Investment in Associate (Details) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 17, 2023	Mar. 10, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investment in Associate (Details) [Line Items]
Invested initial amount		$ 700
Additional agreed invest		$ 1,000
Outstanding shares percentage						31.48%
Additional amount	$ 400
Ownership interest	41.92%
Equity losses investment				$ 98
MitoCare X Bio Ltd [Member]
Investment in Associate (Details) [Line Items]
Ownership agreement		50.01%
MitoCareX [Member]
Investment in Associate (Details) [Line Items]
Initial investment amount			$ 700
Ownership interest	31.48%
Equity losses investment					$ 41